Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 141,552	$ 148,185
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	90,481	95,574
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	8,822	10,419
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	34,239	33,978
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,010	$ 8,214